Supplemental Guarantor Information (Consolidating Statements of Operations and Comprehensive Income (Loss)) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidating statement of operations
Net sales	$ 343.8	$ 328.0	$ 1,276.9	$ 1,463.8	$ 1,378.7
Cost of sales	288.3	280.2	1,073.9	1,228.6	1,144.2
Gross profit	55.5	47.8	203.0	235.2	234.5
Selling, general and administrative expenses	36.6	32.4	128.9	134.4	135.6
Asset impairment charge	0.0	4.0	4.0	0.0	0.0
Litigation judgment costs			0.0	2.2	0.0
Litigation settlement gain	(3.3)	0.0
Income (loss) from subsidiaries	0.0	0.0	0.0	0.0	0.0
Operating income	22.2	11.4	70.1	98.6	98.9
Interest expense	7.4	7.1	28.2	27.9	26.1
Income (loss) before income taxes	14.8	4.3	41.9	70.7	72.8
Income tax expense	4.7	1.6	9.2	21.5	25.2
Net income	10.1	2.7	32.7	49.2	47.6
Net (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Net income (loss) attributable to ParkOhio common shareholder	9.8	2.7	32.2	48.6	46.3
Other comprehensive income (loss)
Foreign currency translation adjustment	3.9	2.6	(13.9)	(11.8)	(7.9)
Pension and OPEB activity, net of tax adjustments	0.2	0.2	1.2	(4.2)	(9.5)
Comprehensive income (loss), net of tax	14.2	5.5	20.0	33.2	30.2
Comprehensive (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Comprehensive income (loss) attributable to ParkOhio common shareholder	13.9	5.5	19.5	32.6	28.9
Reportable Legal Entities | Parent
Consolidating statement of operations
Net sales	0.0	0.0	0.0	0.0	0.0
Cost of sales	0.0	0.0	0.0	0.0	0.0
Gross profit	0.0	0.0	0.0	0.0	0.0
Selling, general and administrative expenses	6.3	4.1	24.2	28.6	26.2
Asset impairment charge		0.0
Litigation judgment costs				2.2
Litigation settlement gain	0.0
Income (loss) from subsidiaries	23.2	13.6	84.0	106.6	99.5
Operating income	16.9	9.5	59.8	75.8	73.3
Interest expense	6.8	6.8	27.1	26.6	25.7
Income (loss) before income taxes	10.1	2.7	32.7	49.2	47.6
Income tax expense	0.0	0.0	0.0	0.0	0.0
Net income	10.1	2.7	32.7	49.2	47.6
Net (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Net income (loss) attributable to ParkOhio common shareholder	9.8	2.7	32.2	48.6	46.3
Other comprehensive income (loss)
Foreign currency translation adjustment	3.9	2.6	(13.9)	(11.8)	(7.9)
Pension and OPEB activity, net of tax adjustments	0.2	0.2	1.2	(4.2)	(9.5)
Comprehensive income (loss), net of tax	14.2	5.5	20.0	33.2	30.2
Comprehensive (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Comprehensive income (loss) attributable to ParkOhio common shareholder	13.9	5.5	19.5	32.6	28.9
Reportable Legal Entities | Combined Guarantor Subsidiaries
Consolidating statement of operations
Net sales	259.3	251.0	985.6	1,135.5	1,103.0
Cost of sales	222.8	220.3	848.6	967.6	928.7
Gross profit	36.5	30.7	137.0	167.9	174.3
Selling, general and administrative expenses	19.0	18.5	69.3	70.6	74.7
Asset impairment charge		4.0	4.0
Litigation judgment costs				0.0
Litigation settlement gain	(3.3)
Income (loss) from subsidiaries	4.4	4.4	19.2	20.6	15.5
Operating income	25.2	12.6	82.9	117.9	115.1
Interest expense		0.0	0.0	0.0
Income (loss) before income taxes	25.2	12.6	82.9	117.9	115.1
Income tax expense	2.5	(0.9)	1.1	14.7	17.4
Net income	22.7	13.5	81.8	103.2	97.7
Net (income) loss attributable to noncontrolling interest	0.0	0.0		0.0	0.0
Net income (loss) attributable to ParkOhio common shareholder	22.7	13.5	81.8	103.2	97.7
Other comprehensive income (loss)
Foreign currency translation adjustment	0.0		0.0	0.0	0.0
Pension and OPEB activity, net of tax adjustments	0.2	0.1	1.2	(4.2)	(9.5)
Comprehensive income (loss), net of tax	22.9	13.6	83.0	99.0	88.2
Comprehensive (income) loss attributable to noncontrolling interest	0.0	0.0	0.0	0.0	0.0
Comprehensive income (loss) attributable to ParkOhio common shareholder	22.9	13.6	83.0	99.0	88.2
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Consolidating statement of operations
Net sales	84.5	77.0	291.3	328.3	275.7
Cost of sales	65.5	59.9	225.3	261.0	215.5
Gross profit	19.0	17.1	66.0	67.3	60.2
Selling, general and administrative expenses	11.3	9.8	35.4	35.2	34.7
Asset impairment charge		0.0	0.0
Litigation judgment costs				0.0
Litigation settlement gain	0.0
Income (loss) from subsidiaries	0.0	0.0	0.0	0.0	0.0
Operating income	7.7	7.3	30.6	32.1	25.5
Interest expense	0.6	0.3	1.1	1.3	0.4
Income (loss) before income taxes	7.1	7.0	29.5	30.8	25.1
Income tax expense	2.2	2.5	8.1	6.8	7.8
Net income	4.9	4.5	21.4	24.0	17.3
Net (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Net income (loss) attributable to ParkOhio common shareholder	4.6	4.5	20.9	23.4	16.0
Other comprehensive income (loss)
Foreign currency translation adjustment	3.9	2.6	(13.9)	(11.8)	(7.9)
Pension and OPEB activity, net of tax adjustments	0.0	0.0	0.0	0.0	0.0
Comprehensive income (loss), net of tax	8.8	7.1	7.5	12.2	9.4
Comprehensive (income) loss attributable to noncontrolling interest	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Comprehensive income (loss) attributable to ParkOhio common shareholder	8.5	7.1	7.0	11.6	8.1
Reclassifications/ Eliminations
Consolidating statement of operations
Net sales	0.0		0.0	0.0	0.0
Cost of sales	0.0	0.0	0.0	0.0	0.0
Gross profit	0.0	0.0	0.0	0.0	0.0
Selling, general and administrative expenses	0.0	0.0	0.0	0.0	0.0
Asset impairment charge		0.0	0.0
Litigation judgment costs				0.0
Litigation settlement gain	0.0
Income (loss) from subsidiaries	(27.6)	(18.0)	(103.2)	(127.2)	(115.0)
Operating income	(27.6)	(18.0)	(103.2)	(127.2)	(115.0)
Interest expense		0.0	0.0	0.0
Income (loss) before income taxes	(27.6)	(18.0)	(103.2)	(127.2)	(115.0)
Income tax expense	0.0	0.0	0.0	0.0	0.0
Net income	(27.6)	(18.0)	(103.2)	(127.2)	(115.0)
Net (income) loss attributable to noncontrolling interest	0.3	0.0	0.5	0.6	1.3
Net income (loss) attributable to ParkOhio common shareholder	(27.3)	(18.0)	(102.7)	(126.6)	(113.7)
Other comprehensive income (loss)
Foreign currency translation adjustment	(3.9)	(2.6)	13.9	11.8	7.9
Pension and OPEB activity, net of tax adjustments	(0.2)	(0.1)	(1.2)	4.2	9.5
Comprehensive income (loss), net of tax	(31.7)	(20.7)	(90.5)	(111.2)	(97.6)
Comprehensive (income) loss attributable to noncontrolling interest	0.3	0.0	0.5	0.6	1.3
Comprehensive income (loss) attributable to ParkOhio common shareholder	$ (31.4)	$ (20.7)	$ (90.0)	$ (110.6)	$ (96.3)